Goodwill and intangible assets with indefinite useful lives - Summary of goodwill and brands by segment and former segment (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	€ 29,176	€ 31,986	€ 30,994
Goodwill
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	14,009	15,344	15,173
Goodwill | North America
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	9,786	11,074
Goodwill | Enlarged Europe
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	2,114	2,059
Goodwill | Middle East & Africa
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	107	107
Goodwill | South America
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	1,370	1,332
Goodwill | China and India & Asia Pacific
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	150	164
Goodwill | Maserati
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	0	0
Goodwill | Other activities
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	482	608
Brands
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	15,143	16,618	€ 15,796
Brands | North America
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	11,092	12,546
Brands | Enlarged Europe
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	2,922	2,943
Brands | Middle East & Africa
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	0	0
Brands | South America
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	51	51
Brands | China and India & Asia Pacific
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	0	0
Brands | Maserati
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	972	972
Brands | Other activities
Disclosure of operating segments [line items]
Goodwill and intangible assets with indefinite useful lives	€ 106	€ 106